Investee Companies and other investments (Summary of Information on Financial Position) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of associates [line items]
Current Assets	€ 83,856	€ 88,035	$ 94,907
Non-current assets	467,291	372,137	528,881
Total assets	551,147	460,172	623,788	€ 551,147		€ 310,172
Current liabilities	(205,209)	(42,701)	(232,254)
Non-current liabilities	(232,455)	(292,445)	(263,093)
Total liabilities	(437,664)	(335,146)	(495,347)
Equity attributable to the owners of the Company	115,520	124,228	130,746
Company's share	(113,483)	(125,026)	$ (128,441)		$ (141,508)	€ (107,566)	€ (76,957)
Carrying Amount of investment	€ 26,371	€ 24,047
Dori Energy [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%
Current Assets	€ 239	€ 276
Non-current assets	64,181	60,257
Total assets	64,420	60,533
Current liabilities	(125)	(256)
Non-current liabilities	(15,871)	(16,885)
Total liabilities	(15,996)	(17,141)
Equity attributable to the owners of the Company	48,424	43,392
Company's share	24,212	21,696
Surplus Costs and goodwill	2,569	2,800
Other Adjustments	(410)	(449)
Carrying Amount of investment	€ 26,371	€ 24,047